Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2015
Equity Incentive Plan [Abstract]
Equity Incentive Plan
	Number of non-vested shares	Weighted average grant date fair value per non-vested shares
Balance December 31, 2014	7,233,333	$3.81
Granted	-	-
Vested	-	-
Balance June 30, 2015	7,233,333	$3.81